INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY, NET
	As of December 31,
	2023	2024
	RMB	RMB

Merchandise and packing materials	50,061	34,592
Less: inventory write-downs	(7,345)	(5,144)
Total inventories, net	42,716	29,448